Fair Value Measurements of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities

The following financial assets and liabilities are recorded at fair value on a recurring basis (in millions):

	As of December 31, 2025
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$41.4	$-	$41.4	$-
Cross-currency interest rate swaps	49.7	-	49.7	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	4.0	-	4.0	-
Total Assets	$95.1	$-	$95.1	$-
Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$4.8	$-	$4.8	$-
Cross-currency interest rate swaps	9.4	-	9.4	-
Interest rate swaps	112.4	-	112.4	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.4	-	1.4	-
Contingent payments related to acquisitions	299.2	-	-	299.2
Total Liabilities	$427.2	$-	$128.0	$299.2

	As of December 31, 2024
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$89.5	$-	$89.5	$-
Cross-currency interest rate swaps	50.3	-	50.3	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.8	-	1.8	-
Total Assets	$141.6	$-	$141.6	$-
Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$1.8	$-	$1.8	$-
Cross-currency interest rate swaps	14.2	-	14.2	-
Interest rate swaps	158.6	-	158.6	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	0.8	-	0.8	-
Contingent payments related to acquisitions	180.7	-	-	180.7
Total Liabilities	$356.1	$-	$175.4	$180.7

Fair Value Liabilities Measured on Recurring Basis

The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) (in millions):

Level 3 - Liabilities	2025	2024	2023
Contingent payments related to acquisitions
Beginning balance	$180.7	$141.7	$17.4
New contingent consideration related to acquisitions	246.3	61.0	138.5
Change in estimates	(77.1)	7.1	16.0
Settlements	(52.8)	(28.9)	(30.2)
Foreign currency impact	2.1	(0.2)	-
Ending balance	$299.2	$180.7	$141.7